UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    540 Madison Ave, 19th Floor
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             New York, NY 10022
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Form 13F File Number:      028-11124
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
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Title:       Managing Partner
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Phone:       212-610-2101
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Signature, Place, and Date of Signing:

       /s/ David Steinhardt                 New York, NY           2/13/2008
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        23
                                               -------------

Form 13F Information Table Value Total:        145,209
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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            Name of               Title                    Value     Shrs or   SH/  PUT/   Investment   Other
            Issuer              of Class        CUSIP    (X $1000)   Prn Amt   PRN  CALL   Discretion  Managers  Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AGRIUM INC                         COM        008916108    5,777     80,000     SH            SOLE              80,000
AMERICAN APPAREL INC.              COM        023850100    7,500     500,000    SH            SOLE              500,000
CIGNA CORP                         COM        125509109    3,492     65,000     SH            SOLE              65,000
CALIFORNIA PIZZA KITCHEN INC       COM        13054D109    3,114     200,000    SH            SOLE              200,000
COINSTAR INC                       COM        19259P300    6,334     225,000    SH            SOLE              225,000
CORNING INC                        COM        219350105    7,197     300,000    SH            SOLE              300,000
CROWN HOLDINGS INC                 COM        228368106    7,823     305,000    SH            SOLE              305,000
GOODYEAR TIRE & RUBR CO            COM        382550101    2,540     90,000     SH            SOLE              90,000
GREAT ATLANTIC & PAC INC           COM        390064103    7,049     225,000    SH            SOLE              225,000
HEINZ H J CO                       COM        423074103    11,670    250,000    SH            SOLE              250,000
IRSA INVERSIONES Y REP SA    GLOBL DEP REPT   450047204    3,725     256,400    SH            SOLE              256,400
KBR INC                            COM        48242W106    10,670    275,000    SH            SOLE              275,000
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW   500472303    11,756    275,000    SH            SOLE              275,000
KROGER CO                          COM        501044101    5,342     200,000    SH            SOLE              200,000
LOEWS CORP                         COM        540424108    11,327    225,000    SH            SOLE              225,000
PACTIV CORP                        COM        695257105    3,329     125,000    SH            SOLE              125,000
PROSHARES TR                  REAL EST PRO    74347R552    5,539     50,000     SH            SOLE              50,000
TRANSWITCH CORP                    COM        894065101      88      100,000    SH            SOLE              100,000
VALASSIS COMMUNICATIONS INC        COM        918866104    4,092     350,000    SH            SOLE              350,000
AIRCASTLE LTD                      COM        G0129K104    3,291     125,000    SH            SOLE              125,000
NABORS INDUSTRIES LTD              COM        G6359F103    12,326    450,000    SH            SOLE              450,000
NABORS INDUSTRIES LTD              CALL       G6359F903     236       3,500     SH  CALL      SOLE               3,500
LOGITECH INTL S A                  SHS        H50430232    10,992    300,000    SH            SOLE              300,000

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